16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 730	$ 870	$ 1,464	$ 1,903